Shareholder Report, Holdings (Details)	Feb. 28, 2025
Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM Jennison Focused Growth Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Jennison Focused Growth Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Jennison Focused Growth Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Focused Growth Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Jennison Focused Growth Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Focused Growth Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Growth Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Focused Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Focused Growth Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Growth Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Growth Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Growth Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Growth Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Focused Growth Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Growth Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Focused Growth Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Focused Growth Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Growth Fund - Class A | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Focused Growth Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Jennison Focused Growth Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Jennison Focused Growth Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Jennison Focused Growth Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Focused Growth Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Jennison Focused Growth Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Focused Growth Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Growth Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Focused Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Focused Growth Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Growth Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Growth Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Growth Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Growth Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Focused Growth Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Growth Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Focused Growth Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Focused Growth Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Growth Fund - Class C | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Focused Growth Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Jennison Focused Growth Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Jennison Focused Growth Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Jennison Focused Growth Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Focused Growth Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Jennison Focused Growth Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Focused Growth Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Growth Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Focused Growth Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Focused Growth Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Growth Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Growth Fund - Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Growth Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Growth Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Focused Growth Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Growth Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Focused Growth Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Focused Growth Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Growth Fund - Class Z | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Focused Growth Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Jennison Focused Growth Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Jennison Focused Growth Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Jennison Focused Growth Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Focused Growth Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Jennison Focused Growth Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Focused Growth Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Focused Growth Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Focused Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Focused Growth Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Growth Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Growth Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Growth Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Growth Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Focused Growth Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Growth Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Focused Growth Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Focused Growth Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Growth Fund - Class R6 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Focused Growth Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM STRATEGIC BOND FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
PGIM STRATEGIC BOND FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PGIM STRATEGIC BOND FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM STRATEGIC BOND FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM STRATEGIC BOND FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PGIM STRATEGIC BOND FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM STRATEGIC BOND FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM STRATEGIC BOND FUND - CLASS A | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM STRATEGIC BOND FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM STRATEGIC BOND FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158017 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158017 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000158017 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000158017 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000158017 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000158017 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000158017 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158017 [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158017 [Member] | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158017 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000158017 [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM STRATEGIC BOND FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
PGIM STRATEGIC BOND FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
PGIM STRATEGIC BOND FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM STRATEGIC BOND FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
PGIM STRATEGIC BOND FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
PGIM STRATEGIC BOND FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
PGIM STRATEGIC BOND FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM STRATEGIC BOND FUND - CLASS Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM STRATEGIC BOND FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM STRATEGIC BOND FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Strategic Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Strategic Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
PGIM Strategic Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
PGIM Strategic Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Strategic Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
PGIM Strategic Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
PGIM Strategic Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
PGIM Strategic Bond Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Strategic Bond Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Strategic Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM Strategic Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%

[1]	Less than 0.05%
[2]	Consists of Industries that each make up less than 0.5% of the Fund's net assets